Schedule of Investments (unaudited) September 30, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.2%
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	$225	$242,748
Black Belt Energy Gas District RB, Series B, 4.00%, 10/01/52(a)	10,000	11,498,500
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/21	1,950	1,964,469
Series A-1, 4.00%, 06/01/22	825	844,965
Black Belt Energy Gas District, Refunding RB
4.00%, 12/01/23	440	473,409
4.00%, 06/01/24	400	436,848
4.00%, 12/01/24	475	525,963
Lower Alabama Gas District, RB
4.00%, 12/01/22	640	666,464
4.00%, 12/01/23	375	403,384
Southeast Alabama Gas Supply District, RB
Series A, 4.00%, 06/01/22	1,760	1,802,469
Series A, 4.00%, 06/01/23	2,225	2,359,368
Series A, 4.00%, 04/01/49(a)	1,600	1,730,016
Series A, 4.00%, 06/01/49(a)	16,995	18,491,070
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 10/01/24	650	716,157
Series B, 4.00%, 06/01/25	1,750	1,967,577

		44,123,407

Alaska — 1.1%
Alaska Municipal Bond Bank Authority, RB, 5.00%, 12/01/24	645	734,913
Alaska Municipal Bond Bank Authority, Refunding RB
5.00%, 12/01/22	750	789,668
5.00%, 12/01/23	2,000	2,195,480
Northern Tobacco Securitization Corp. Refunding RB
5.00%, 06/01/24	1,000	1,122,880
5.00%, 06/01/25	1,000	1,163,810
State of Alaska International Airports System Refunding RB, Series C, AMT, 5.00%, 10/01/27	3,030	3,730,960

		9,737,711

Arizona — 0.6%
Glendale Union High School District No. 205, GO, Series C, 5.00%, 07/01/22	1,000	1,034,980
Industrial Development Authority of the County of Yavapai, RB, Series A, VRDN, 0.07%, 09/01/35(a)	3,500	3,500,000
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 09/01/22	750	782,377

		5,317,357

California — 1.6%
California County Tobacco Securitization Agency, Refunding RB 4.00%, 06/01/23	530	562,627
Series A, 4.00%, 06/01/23	450	477,014
Series A, 5.00%, 06/01/24	600	672,240
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/21	1,305	1,312,425
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	561,703
Series A, 5.00%, 04/01/24	485	540,751

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports Refunding RB, Series D, AMT, 5.00%, 05/15/28(b)	$2,710	$3,373,218
Northern California Energy Authority, RB, Series A, 4.00%, 07/01/49(a)	1,765	1,933,663
State of California, Refunding GO, 5.00%, 12/01/24	3,300	3,786,816

		13,220,457

Colorado — 2.2%
City of Colorado Springs Colorado Utilities System Revenue, Refunding RB, Series C, VRDN, 0.06%, 11/01/28(a)	15,000	15,000,000
Colorado Health Facilities Authority Refunding RB, 5.00%, 08/01/28	1,000	1,258,120
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/27	1,000	1,231,370
Regional Transportation District, Refunding RB
Series A, 5.00%, 01/15/24	350	387,608
Series A, 5.00%, 07/15/24	350	395,454

		18,272,552

Connecticut — 4.0%
Connecticut Housing Finance Authority Refunding RB(b)
5.00%, 11/15/26	555	673,259
5.00%, 05/15/27	655	803,462
5.00%, 11/15/27	550	680,955
5.00%, 05/15/28	675	843,271
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series L-1, 4.00%, 07/01/23	550	585,404
Series L-1, 4.00%, 07/01/24	650	713,563
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 08/01/22	900	935,793
Series A, 5.00%, 10/01/22	340	356,218
Series A, 5.00%, 05/01/23	475	510,782
Series A, 5.00%, 05/01/24	865	969,613
Series B, 5.00%, 10/01/22	3,400	3,562,486
Series B, 5.00%, 10/01/23	225	246,344
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	206,543
State of Connecticut, GO
Series A, 5.00%, 10/15/22	1,000	1,049,550
Series A, 5.00%, 03/15/23	695	743,261
Series C, 5.00%, 07/15/22	1,000	1,037,610
Series C, 3.00%, 06/01/23	650	680,153
Series C, 4.00%, 06/01/23	325	345,456
Series C, 3.00%, 06/01/24	1,065	1,142,383
Series C, 4.00%, 06/01/24	550	604,527
Series C, 4.00%, 06/15/24	750	825,375
State of Connecticut, Refunding GO
Series B, 5.00%, 05/15/22	4,955	5,101,817
Series B, 5.00%, 01/15/24	750	831,405
Series C, 5.00%, 06/01/22	600	619,056
Series C, 5.00%, 12/15/22	1,300	1,374,763
University of Connecticut, RB
Series A, 5.00%, 01/15/22	525	532,166
Series A, 5.00%, 03/15/22	1,550	1,583,712
Series A, 5.00%, 04/15/22	4,000	4,103,160
Series A, 5.00%, 04/15/24	650	728,130

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
University of Connecticut, RB (continued)
Series A, 5.00%, 01/15/25	$720	$829,865
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	720	732,751

		33,952,833

District of Columbia — 0.7%
District of Columbia, RB, VRDN, 0.09%, 04/01/38(a)	1,445	1,445,000
District of Columbia, Refunding RB
5.00%, 10/01/21	250	250,030
5.00%, 10/01/22	325	339,765
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/26	3,380	4,059,785

		6,094,580

Florida — 1.4%
Alachua County Health Facilities Authority, Refunding RB, 5.00%, 12/01/22	515	543,011
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/22	1,550	1,604,606
Senior Lien, (AGM), 5.00%, 07/01/24	885	999,103
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, 5.00%, 10/01/24	2,500	2,851,000
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 5.00%, 10/01/22	325	339,804
Sereis A-1, 5.00%, 10/01/23	400	436,468
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	500	546,220
Pasco County School Board, RB, 5.00%, 10/01/22	1,525	1,595,120
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/22	2,085	2,188,353
Tolomato Community Development District, Refunding SAB, Series A-1, (AGM), 2.00%, 05/01/22	605	609,568

		11,713,253

Georgia — 7.7%
Atlanta Urban Residential Finance Authority, RB, M/F Housing, 1.36%, 12/01/22(a)	594	594,921
Bartow County Development Authority, Refunding RB, 1.55%, 08/01/43(a)	1,730	1,747,923
City of Atlanta GA Department of Aviation Refunding RB, Series C, AMT, 5.00%, 07/01/28(b)	665	831,549
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/24	1,470	1,658,733
City of Atlanta Georgia, Refunding TA, 5.00%, 12/01/21	1,150	1,158,154
Development Authority of Burke County, Refunding RB, 1.55%, 12/01/49(a)	3,245	3,278,553
Main Street Natural Gas Inc RB
Series C, 4.00%, 12/01/26	1,300	1,500,135
Series C, 4.00%, 12/01/27	1,225	1,433,618
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/22	1,145	1,177,094
Series A, 5.00%, 05/15/23	2,450	2,629,781
Series A, 4.00%, 04/01/48(a)	30,500	32,441,630
Series C, 5.00%, 09/01/22	500	520,690
Series C, 5.00%, 09/01/23	1,000	1,087,080
Sub-Series C, 4.00%, 08/01/48(a)	2,200	2,356,090
Municipal Electric Authority of Georgia, Refunding RB 4.00%, 11/01/24	3,000	3,334,110

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued)
Series A, 5.00%, 01/01/22	$675	$682,607
Series A, 5.00%, 01/01/23	900	951,705
Series A-R, Subordinate, 5.00%, 01/01/23	3,550	3,753,947
Series A-R, Subordinate, 5.00%, 01/01/24	2,500	2,755,225
Oconee County School District, GO, (SAW), 4.00%, 03/01/25	1,000	1,121,230

		65,014,775

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A-1, 2.95%, 07/01/23	895	922,208

Illinois — 0.8%
Chicago Housing Authority, RB, M/F Housing, Series A, (HUD SEC 8), 5.00%, 01/01/22	1,400	1,415,148
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/24	500	551,685
Chicago Transit Authority Capital Grant Receipts Revenue Refunding RB, 5.00%, 06/01/23	2,160	2,324,354
Illinois Finance Authority, Refunding RB
5.00%, 08/15/22	750	780,323
5.00%, 08/15/23	1,000	1,086,650
Regional Transportation Authority, RB, Series A, (NPFGC), 6.70%, 11/01/21	785	788,784

		6,946,944

Indiana — 1.2%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 08/15/23	2,000	2,175,100
City of Rockport Indiana, Refunding RB, Series A, 1.35%, 07/01/25(a)	2,250	2,267,820
Indiana Finance Authority Refunding RB, 5.00%, 10/01/24	500	568,895
Indiana Finance Authority, RB, 3.00%, 02/01/23	225	232,859
Indiana Finance Authority, Refunding RB, Series A, 5.00%, 05/01/23(c)	1,400	1,507,128
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/24	2,000	2,241,220
Lawrence Township School Building Corp., RB, (ST INTERCEPT), 4.00%, 01/15/24	550	595,738
Southwest Allen Multi School Building Corp., RB, (ST INTERCEPT), 4.00%, 07/15/24	325	357,481

		9,946,241

Iowa — 3.3%
Iowa Finance Authority, RB, VRDN, 0.09%, 04/01/22(a)	27,000	27,000,000
Iowa Student Loan Liquidity Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/21	750	754,837

		27,754,837

Kansas — 3.2%
City of Burlington Kansas, Refunding RB(a)
Series A, VRDN, 0.12%, 09/01/35	18,000	18,000,000
Series B, VRDN, 0.12%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO Series 2019-A, (BAM), 4.00%, 09/01/22	280	289,506

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
City of Dodge City Kansas, GO (continued)
Series 2019-A, (BAM), 4.00%, 09/01/23	$1,080	$1,156,129
City of Goddard, GO, Series 2019-1, 3.00%, 12/01/22	1,465	1,471,241

		26,916,876

Kentucky — 8.7%
City of Owensboro Kentucky Electric Light & Power System Revenue, Refunding RB
Series B, 5.00%, 01/01/22	2,700	2,730,213
Series B, 4.00%, 01/01/23	1,750	1,827,945
Kentucky Asset Liability Commission Refunding RB, Series A, 5.00%, 11/01/24	2,500	2,843,825
Kentucky Public Energy Authority, RB
Series A, 4.00%, 04/01/48(a)	5,000	5,407,700
Series A-1, 4.00%, 12/01/22	1,000	1,041,540
Series A-1, 4.00%, 12/01/49(a)	12,000	13,396,200
Series C, 4.00%, 08/01/22	615	633,241
Series C, 4.00%, 08/01/23	500	532,615
Series C-1, 4.00%, 12/01/21	1,500	1,508,580
Series C-1, 4.00%, 06/01/22	1,750	1,791,492
Series C-1, 4.00%, 12/01/22	2,500	2,603,850
Kentucky State Property & Building Commission, RB 5.00%, 05/01/24	1,540	1,719,764
Series A, 5.00%, 11/01/23	1,000	1,095,280
Kentucky State Property & Building Commission, Refunding RB, Series B, 5.00%, 08/01/24	2,790	3,143,828
Meade County RB, VRDN, 0.08%, 08/01/61(a)	33,400	33,400,000

		73,676,073

Louisiana — 1.7%
Ascension Parish School Board, GO, 4.00%, 03/01/24	570	621,044
Consolidated Govt. of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB
(AGM), 5.00%, 08/01/23	600	650,094
(AGM), 5.00%, 08/01/24	500	563,320
Greater Ouachita Water Co., Refunding RB
(BAM), 5.00%, 09/01/22	500	521,460
(BAM), 3.00%, 09/01/23	500	525,610
Livingston Parish School Board, Refunding RB, Series A, 4.00%, 05/01/24	680	743,893
Parish of St. John the Baptist Louisiana, Refunding RB, 2.00%, 06/01/37(a)	10,315	10,502,939

		14,128,360

Maine — 0.7%
State of Maine GO, Series B, 4.00%, 06/01/25	4,975	5,626,178

Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/22	700	717,745
Series B, 5.00%, 04/15/23	675	723,978
Series B, 5.00%, 04/15/24	700	782,572
Maryland State Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/24	1,225	1,384,544

		3,608,839

Massachusetts — 1.8%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/01/22	525	543,480
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	3,000	3,408,060

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency RB, (HUD SECT 8), 0.45%, 12/01/24	$1,500	$1,500,150
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Refunding RB, Series A, 5.00%, 01/01/25	2,100	2,409,183
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24	6,600	7,556,142

		15,417,015

Michigan — 1.3%
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/21	450	451,633
Livonia Public Schools GO, Series I, (BAM), 4.00%, 05/01/25	1,700	1,910,613
Michigan Finance Authority, RB, 2nd Lien, (ST INTERCEPT), 5.00%, 11/01/23	310	340,107
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/23	1,000	1,060,640
Series D-1, 0.55%, 10/15/24	1,300	1,307,124
Michigan State Hospital Finance Authority, Refunding RB, Series C, 5.00%, 12/01/21	1,000	1,007,550
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	1,500	1,500,720
Series A-1, 0.65%, 10/01/24(d)	960	960,106
Michigan Strategic Fund RB, AMT, 0.58%, 08/01/27(a)	1,600	1,600,656
Mona Shores Public Schools, GO, (Q-SBLF), 4.00%, 05/01/24	500	546,790
Wayne-Westland Community Schools, GO
(Q-SBLF), 4.00%, 05/01/22	150	153,263
(Q-SBLF), 5.00%, 11/01/22	290	304,819

		11,144,021

Minnesota — 0.3%
Minnesota Housing Finance Agency RB
Series E, AMT, 0.70%, 01/01/25	815	811,015
Series E, AMT, 0.90%, 01/01/26	830	824,912
Series E, AMT, 1.10%, 01/01/27	595	590,097

		2,226,024

Mississippi — 0.1%
Mississippi Development Bank, RB, 5.00%, 11/01/21	500	501,780
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	523,110

		1,024,890

Missouri — 0.2%
City of St. Charles, Refunding COP, Series B, 4.00%, 02/01/24	140	152,120
City of Washington, Refunding COP, 5.00%, 03/01/23	370	393,232
County of Greene MO, COP
Series A, 4.00%, 03/01/24	275	299,604
Series A, 4.00%, 03/01/25	400	448,724

		1,293,680

Nebraska — 1.6%
Central Plains Energy Project, RB, 5.00%, 03/01/50(a)	8,455	9,256,619
Central Plains Energy Project, Refunding RB
4.00%, 02/01/22	485	490,708
4.00%, 08/01/22	1,500	1,544,640
4.00%, 02/01/23	1,055	1,105,208
4.00%, 08/01/23	875	932,129

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Douglas County Hospital Authority No. 2, Refunding RB
5.00%, 11/15/22	$135	$142,083
5.00%, 11/15/23	110	120,805

		13,592,192

Nevada — 0.2%
Clark County Department of Aviation Refunding RB, Series B, AMT, 5.00%, 07/01/24	1,000	1,122,920
Public Finance Authority, Refunding RB
5.00%, 06/01/23	195	210,436
5.00%, 06/01/24	200	224,824

		1,558,180

New Hampshire — 2.0%
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/26	7,500	9,038,175
Hastings Independent School District No 200 GO, Series A, (SD CRED PROG), 0.00%, 02/01/26(e)	1,040	1,010,131
New Hampshire Business Finance Authority Refunding RB, 0.43%, 10/01/33	4,800	4,856,102
New Hampshire State Turnpike System, Refunding RB, Series B, 5.00%, 02/01/24	1,775	1,802,566

		16,706,974

New Jersey — 11.6%
Garden State Preservation Trust, Refunding RB, Series A, 5.00%, 11/01/21	2,195	2,201,387
Jersey City Municipal Utilities Authority, RB, 3.00%, 07/01/22	2,000	2,042,220
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 06/15/22	3,005	3,102,963
New Jersey Economic Development Authority, RB
5.00%, 06/15/23	250	269,643
5.00%, 06/15/24	300	336,699
Series UU, 5.00%, 06/15/24	250	280,583
New Jersey Economic Development Authority, Refunding RB
Series A, 1.00%, 06/01/23	1,350	1,364,040
Series B, 5.00%, 11/01/23	1,010	1,106,627
Series II, 5.00%, 03/01/22	1,310	1,335,139
Series NN, 5.00%, 03/01/22	4,505	4,591,451
Series NN, 5.00%, 03/01/23	5,945	6,333,327
Series XX, 5.00%, 06/15/23	8,010	8,639,346
Series XX, 5.00%, 06/15/24	2,990	3,355,767
New Jersey Educational Facilities Authority, RB 5.00%, 06/15/22	2,100	2,168,460
(SAP), 5.00%, 06/01/24	280	313,793
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/21	2,500	2,500,325
5.00%, 10/01/23	3,500	3,822,105
Series A, 5.00%, 07/01/23	1,015	1,099,509
New Jersey Transportation Trust Fund Authority, RB 5.00%, 06/15/23	1,500	1,617,915
Series A, (AMBAC-TCRS-BNY), 5.25%, 12/15/22	650	688,077
Series AA, 5.00%, 06/15/22	500	516,300
Series AA, 5.00%, 06/15/23	175	188,745
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.50%, 12/15/21	5,845	5,905,087
Series A, (NPFGC-IBC), 5.50%, 12/15/21	305	308,135
Series A, 5.50%, 12/15/22	1,330	1,411,888

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Refunding RB (continued)
Series A, 5.25%, 12/15/23	$2,000	$2,212,900
Series A, 5.50%, 12/15/23	3,095	3,441,361
Series A, 5.00%, 06/15/24	5,820	6,531,088
Series B, (NPFGC), 5.50%, 12/15/21	1,000	1,010,450
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,250,288
Series D, 5.00%, 12/15/23	275	302,758
Series D, 5.25%, 12/15/23	7,690	8,509,446
South Orange & Maplewood School District, GO, (SCH BD RES FD), 2.00%, 08/15/23	1,075	1,107,637
State of New Jersey, GO
5.00%, 06/01/24	680	762,729
Series A, 5.00%, 06/01/24	8,330	9,343,261
Series A, 5.00%, 06/01/25	1,600	1,857,568
Series A, 5.00%, 06/01/27	5,000	6,128,150

		97,957,167

New Mexico — 0.3%
Albuquerque Municipal School District No.12, GO, Series A, (SAW), 5.00%, 08/01/24	250	282,700
Albuquerque Municipal School District No.12, Refunding GO, Series B, (SAW), 5.00%, 08/01/24	1,000	1,130,840
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,267,608

		2,681,148

New York — 8.3%
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	823,631
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	4,500	4,500,585
Erie County Industrial Development Agency, Refunding RB, (SAW), 5.00%, 05/01/25	1,925	2,237,524
Long Island Power Authority RB, (AGM), 0.00%, 06/01/26(e)	500	475,195
Monroe County Industrial Development Corp., Refunding RB
5.00%, 12/01/22	600	634,428
5.00%, 12/01/23	500	552,820
Nassau Health Care Corp. Refunding RB, (GTD), 5.00%, 08/01/24	2,215	2,498,520
New York City Housing Development Corp. Refunding RB, (FHA 542(C)), 1.05%, 05/01/28	1,000	984,010
New York City Industrial Development Agency, Refunding RB, (AGM), 5.00%, 03/01/28	1,350	1,659,069
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB
5.00%, 11/01/25	5,500	6,504,630
5.00%, 11/01/26	2,000	2,433,400
5.00%, 11/01/27	3,000	3,741,450
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, 5.00%, 11/01/24	10,000	11,438,800
New York Convention Center Development Corp. Refunding RB, 5.00%, 11/15/25	1,600	1,877,776
New York Liberty Development Corp. Refunding RB, 0.95%, 11/15/27	3,000	2,981,970
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/25	5,000	5,789,250
New York State Housing Finance Agency, RB, M/F Housing, Series P, 1.55%, 11/01/23	5,295	5,316,551

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/24	$3,000	$3,346,110
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/23	550	603,009
5.00%, 12/01/24	1,030	1,171,831
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/25	6,000	7,051,020
State of New York Mortgage Agency RB
AMT, 0.65%, 04/01/24	705	705,254
AMT, 0.75%, 10/01/24	830	831,394
AMT, 0.88%, 04/01/25	1,710	1,714,070
Town of Oyster Bay, Refunding GO, 4.00%, 03/01/24	390	423,450

		70,295,747

North Carolina — 0.4%
North Carolina Turnpike Authority, RB, 5.00%, 02/01/24	2,855	3,146,981

Ohio — 1.1%
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	370,391
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/21	600	604,566
5.00%, 12/01/22	800	844,224
5.00%, 12/01/23	1,100	1,211,738
Series A, 5.00%, 08/01/23	300	325,935
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	754,020
Lancaster Port Authority, Refunding RB
Series A, 5.00%, 08/01/22	235	243,918
Series A, 5.00%, 02/01/23	250	265,185
State of Ohio RB, 5.00%, 04/01/28	2,390	2,993,475
State of Ohio, RB, 5.00%, 10/01/24	1,250	1,422,638

		9,036,090

Oklahoma — 0.0%
Oklahoma Municipal Power Authority Refunding RB, Series A, (AGM), 5.00%, 01/01/25	390	447,158

Oregon — 0.1%
City of Hermiston Oregon, GO, 4.00%, 06/01/24	345	377,861
Port of Portland OR Airport Revenue RB, AMT, 5.00%, 07/01/24	565	638,123

		1,015,984

Pennsylvania — 10.3%
Allegheny County Airport Authority RB
Series A, AMT, 5.00%, 01/01/27	1,205	1,455,821
Series A, AMT, 5.00%, 01/01/28	2,980	3,672,165
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/23	4,000	4,281,680
Series A, 5.00%, 04/01/24	2,400	2,677,776
Avon Grove School District Chester County, GO, (SAW), 4.00%, 11/15/22	425	442,434
Bethlehem Area School District Refunding GOL, (SAW), 5.00%, 11/15/24	3,620	4,128,972
Boyertown Area School District, Refunding GO
(BAM SAW), 4.00%, 11/01/21	910	912,512
(SAW), 4.00%, 09/01/22	225	232,414
Centre County Hospital Authority, Refunding RB, Series A, 5.00%, 11/15/21	400	402,200

Security	Par (000)	Value

Pennsylvania (continued)
Chester County Health and Education Facilities Authority, RB, Series B, 5.00%, 06/01/24	$1,250	$1,405,212
City of Philadelphia PA Airport Revenue Refunding RB
AMT, 5.00%, 07/01/26	1,000	1,192,990
AMT, 5.00%, 07/01/27	1,000	1,220,470
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/24	735	827,867
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,047,860
City of Philadelphia, Refunding GO, Series A, 5.00%, 08/01/22	1,660	1,725,553
Commonwealth Financing Authority Refunding RB, Series B, 5.00%, 06/01/25	620	721,804
Commonwealth Financing Authority, RB
5.00%, 06/01/22	1,000	1,030,750
5.00%, 06/01/24	2,975	3,335,183
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 06/01/22(f)	5,000	5,154,650
1st Series, 5.00%, 03/15/24	1,585	1,767,640
Commonwealth of Pennsylvania, Refunding GO
1st Series, 5.00%, 08/15/23	1,000	1,088,640
2nd Series, 5.00%, 01/15/22	1,000	1,013,530
County of Lehigh, Refunding RB
5.00%, 07/01/22	1,385	1,433,752
5.00%, 07/01/23	700	757,407
DuBois Area School District, Refunding GO
Series B, (BAM SAW), 4.00%, 11/01/22	225	233,663
Series B, (BAM SAW), 4.00%, 11/01/23	325	348,722
Easton Area School District, Refunding GO, Series A, (SAW), 4.00%, 04/01/23	375	395,520
Ephrata Area School District GOL, (SAW), 4.00%, 03/01/25	1,130	1,264,775
Geisinger Authority, Refunding RB, 5.00%, 04/01/22	4,000	4,095,600
Muhlenberg School District, Refunding GO
(SAW), 4.00%, 05/15/23	525	555,576
(SAW), 4.00%, 05/15/24	200	218,428
Palmyra Area School District, Refunding GO
(SAW), 4.00%, 04/01/22	915	931,937
(SAW), 4.00%, 04/01/23	590	622,680
Pennsylvania Economic Development Financing Authority, RB
Series A, 2.15%, 11/01/21	1,500	1,502,160
Series A-1, 5.00%, 04/15/22	545	558,679
Series A-1, 5.00%, 04/15/24	575	642,143
Pennsylvania Economic Development Financing Authority, Refunding RB 0.40%, 10/01/23	10,000	10,002,600
Series A, 4.00%, 10/15/24	425	470,866
Pennsylvania Housing Finance Agency Refunding RB
5.00%, 04/01/27	875	1,062,626
5.00%, 10/01/27	250	306,225
5.00%, 04/01/28	1,375	1,696,131
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 133, 5.00%, 10/01/23	400	435,816
Pennsylvania Turnpike Commission Refunding RB, Series B, 5.00%, 12/01/27	1,500	1,867,725
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	240,842
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/24	500	561,070

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Gas Works Co., Refunding RB
Series B, 5.00%, 08/01/23	$1,000	$1,087,750
Series B, (AGM), 5.00%, 08/01/24	500	561,070
Pottstown School District, Refunding GO, (BAM SAW), 4.00%, 06/01/23	385	407,646
Public Parking Authority Of Pittsburgh, Refunding RB
Series A, 5.00%, 12/01/22	665	701,455
Series A, 5.00%, 12/01/22(f)	345	363,709
School District of Philadelphia GOL, Series D, (SAW), 5.00%, 09/01/25	7,275	8,499,528
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/22	1,150	1,198,633
Series A, (SAW), 5.00%, 09/01/23	1,250	1,359,725
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,076,440
5.00%, 06/01/24	900	1,007,937
Wilson Area School District, Refunding GO
(SAW), 4.00%, 03/15/22	285	289,799
(SAW), 4.00%, 03/15/23	900	948,393

		87,445,151

Puerto Rico — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	4,500	4,954,230

Rhode Island — 0.5%
Providence Public Building Authority RB
Series A, (AGM), 4.00%, 09/15/21	—	—
Series A, (AGM), 4.00%, 09/15/22	3,240	3,350,095
Rhode Island Commerce Corp., Refunding RB, Series A, 5.00%, 06/15/23	800	863,936

		4,214,031

South Carolina — 1.7%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,824,861
Lexington County Health Services District Inc., Refunding RB, 5.00%, 11/01/21	250	250,890
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	9,255	9,967,357
Piedmont Municipal Power Agency Refunding RB, Series A, 4.00%, 01/01/25	1,480	1,635,726
South Carolina Jobs-Economic Development Authority, RB, VRDN, 0.06%, 12/01/38(a)	1,005	1,005,000

		14,683,834

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/23	335	364,956
Series A, 5.00%, 09/01/24	350	396,417

		761,373

Tennessee — 0.5%
New Memphis Arena Public Building Authority, RB, CAB, 4.00%, 04/01/27(g)	1,855	1,830,718
Tennergy Corp., RB
Series A, 4.00%, 03/01/24	350	379,400
Series A, 4.00%, 09/01/24	500	549,910
Series A, 4.00%, 03/01/25	500	556,935

Security	Par (000)	Value

Tennessee (continued)
Tennessee Energy Acquisition Corp., RB
5.00%, 11/01/24	$250	$283,465
Series A, 5.25%, 09/01/24	910	1,034,270

		4,634,698

Texas — 8.7%
City of Houston Refunding GOL, Series A, 5.00%, 03/01/28	2,000	2,507,380
Clear Creek Independent School District, GO, (PSF), 5.00%, 02/15/25	650	749,645
Dallas Fort Worth International Airport, Refunding RB
5.00%, 11/01/23	2,500	2,742,375
Series A, 5.00%, 11/01/23	1,250	1,371,125
Fort Worth Independent School District GO, Series A, (PSF), 5.00%, 02/15/25	1,150	1,325,755
Goose Creek Consolidated Independent School District, GO, (PSF), 2.00%, 02/15/25	1,285	1,355,212
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/21	725	728,864
North Central Texas Housing Finance Corp. RB, 0.38%, 08/01/40(a)	3,500	3,489,045
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, 0.08%, 06/01/41(a)	8,000	8,000,000
Richardson Independent School District GO, (PSF), 5.00%, 02/15/25	1,250	1,441,850
San Antonio Water System RB, Series A, 5.00%, 05/15/25	1,950	2,269,410
State of Texas, GO(a)
Series A, VRDN, 0.05%, 06/01/41	4,105	4,105,000
Series A, VRDN, 0.05%, 06/01/43	3,450	3,450,000
Series A, VRDN, 0.05%, 06/01/45	4,180	4,180,000
Series B, VRDN, 0.05%, 12/01/41	9,500	9,499,651
Series B, VRDN, 0.05%, 12/01/42	5,590	5,590,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 07/01/22	1,815	1,879,360
Texas Municipal Gas Acquisition & Supply Corp. III,
Refunding RB
5.00%, 12/15/23	1,000	1,098,850
5.00%, 12/15/24	2,900	3,306,783
5.00%, 12/15/27	6,000	7,400,280
Texas Transportation Commission State Highway Fund, RB, Series B-1, VRDN, 0.06%, 04/01/32(a)	7,000	7,000,000
Waco Educational Finance Corp., RB, 4.00%, 03/01/25	400	447,800

		73,938,385

Utah — 0.6%
Central Utah Water Conservancy District, Refunding RB, Series B, 5.00%, 10/01/21	1,875	1,875,244
City of Salt Lake City UT Airport Revenue RB, Series A, AMT, 5.00%, 07/01/27	2,500	3,064,225

		4,939,469

Virginia — 0.2%
Virginia College Building Authority, RB, Seties A, 5.00%, 02/01/25	1,300	1,499,966

Washington — 1.0%
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	208,108
3.00%, 06/01/24	225	239,013
Port of Seattle, Refunding ARB, Series B, 5.00%, 03/01/24	1,375	1,526,566

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Seattle Housing Authority, RB, M/F Housing, Series A, 3.00%, 06/01/23	$3,000	$3,121,740
State of Washington, RB, Series F, 5.00%, 09/01/22	460	479,927
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,577,325

		8,152,679

Wisconsin — 0.1%
Public Finance Authority, Refunding RB
5.00%, 01/01/23	300	317,232
5.00%, 01/01/24	300	330,624
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 11/15/21	350	351,502

		999,358

Total Long-Term Investments — 98.2% (Cost: $827,461,043)		830,739,906

	Shares

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	16,964,582	16,966,278

Total Short-Term Securities — 2.0% (Cost: $16,967,586)		16,966,278

Total Investments — 100.2% (Cost: $844,428,629)		847,706,184

Liabilities in Excess of Other Assets — (0.2)%		(1,900,124)

Net Assets — 100.0%		$845,806,060

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$8,173,013	$8,795,225	(a)	$—	$(652)	$(1,308)	$16,966,278	16,964,582	$135	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$830,739,906	$—	$830,739,906
Short-Term Securities Money Market Funds	16,966,278	—	—	16,966,278

	$16,966,278	$830,739,906	$—	$847,706,184

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

Portfolio Abbreviation (continued)

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	8